Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000111998 | Broadcom8419239
Holdings [Line Items]
Percent of Total Investments	7.10%
C000111998 | Public Service Enterprise Group8419283
Holdings [Line Items]
Percent of Total Investments	5.00%
C000111998 | Ares Management8419236
Holdings [Line Items]
Percent of Total Investments	4.80%
C000111998 | AbbVie8419233
Holdings [Line Items]
Percent of Total Investments	4.60%
C000111998 | Old Republic International8419275
Holdings [Line Items]
Percent of Total Investments	4.60%
C000111998 | Morgan Stanley8419272
Holdings [Line Items]
Percent of Total Investments	4.50%
C000111998 | Enterprise Products Partners8419255
Holdings [Line Items]
Percent of Total Investments	4.50%
C000111998 | CME Group8419242
Holdings [Line Items]
Percent of Total Investments	4.40%
C000111998 | Cummins8419249
Holdings [Line Items]
Percent of Total Investments	4.40%
C000111998 | Paychex8419277
Holdings [Line Items]
Percent of Total Investments	4.20%
C000111998 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000111998 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000111998 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000111998 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000111998 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000111998 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000111998 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000111998 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000111998 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000111998 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000111999 | Broadcom8419239
Holdings [Line Items]
Percent of Total Investments	7.10%
C000111999 | Public Service Enterprise Group8419283
Holdings [Line Items]
Percent of Total Investments	5.00%
C000111999 | Ares Management8419236
Holdings [Line Items]
Percent of Total Investments	4.80%
C000111999 | AbbVie8419233
Holdings [Line Items]
Percent of Total Investments	4.60%
C000111999 | Old Republic International8419275
Holdings [Line Items]
Percent of Total Investments	4.60%
C000111999 | Morgan Stanley8419272
Holdings [Line Items]
Percent of Total Investments	4.50%
C000111999 | Enterprise Products Partners8419255
Holdings [Line Items]
Percent of Total Investments	4.50%
C000111999 | CME Group8419242
Holdings [Line Items]
Percent of Total Investments	4.40%
C000111999 | Cummins8419249
Holdings [Line Items]
Percent of Total Investments	4.40%
C000111999 | Paychex8419277
Holdings [Line Items]
Percent of Total Investments	4.20%
C000111999 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000111999 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000111999 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000111999 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000111999 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000111999 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000111999 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000111999 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000111999 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000111999 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%